Fair Value - Schedule of Reconciliation of Fair Value Measurement of Long-term Investments Using Significant Unobservable Inputs on a Recurring Basis (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Fair Value Disclosures [Abstract]
Beginning balance	¥ 50,452
Purchase	10,000
Other-than-temporary loss recognized	(30,085)
Reclassification to equity securities without readily determinable fair value	(30,000) [1]
Foreign exchange difference	¥ (367)

[1]	The investment in Qindao was reclassified from long-term investments to equity securities without readily determinable fair value as of result of the waiver of redemption right in July 2017. Please refer to Note 5 for additional information on the reclassification.